Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill by Segment
Changes in the carrying amount of goodwill, by segment, were (in millions):

	United States	International	Canada	Total
Balance at December 29, 2018	$29,597	$4,468	$2,438	$36,503
Impairment losses	(118)	(1,079)	—	(1,197)
Acquisitions	124	6	—	130
Translation adjustments and other	(2)	6	106	110
Balance at December 28, 2019	$29,601	$3,401	$2,544	$35,546

Changes in the Carrying Amount of Indefinite-Lived Intangible Assets
Changes in the carrying amount of indefinite-lived intangible assets, which primarily consisted of trademarks, were (in millions):

Balance at December 29, 2018	$43,966
Impairment losses	(687)
Reclassified to assets held for sale	(9)
Translation adjustments	130
Balance at December 28, 2019	$43,400

Schedule of Definite-Lived Intangible Assets By Major Asset Class
Definite-lived intangible assets were (in millions):

	December 28, 2019			December 29, 2018
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trademarks	$2,443	$(469)	$1,974	$2,474	$(402)	$2,072
Customer-related assets	4,113	(845)	3,268	4,097	(681)	3,416
Other	14	(4)	10	18	(4)	14
	$6,570	$(1,318)	$5,252	$6,589	$(1,087)	$5,502